22. SALARIES AND SOCIAL SECURITY PAYABLE (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Non current salaries and social security payable	$ 120	$ 94
Current salaries and social security payable	2,154	1,745
Seniority - based bonus
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Non current salaries and social security payable	116	89
Early retirements payable
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Non current salaries and social security payable	4	5
Current salaries and social security payable	5	4
Salaries and social security contributions
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Current salaries and social security payable	579	419
Provision for vacations
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Current salaries and social security payable	671	617
Provision for gratifications and annual bonus for efficiency
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Current salaries and social security payable	$ 899	$ 705